CONSOLIDATED STATEMENTS OF SHAREHOLDERS' (DEFICIT) EQUITY (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2004
Net loss for the year			$ (97,637)	$ (97,637)
Balance at Dec. 31, 2005			(97,637)	(47,637)
Balance at Mar. 23, 2005	0
Balance (Shares) at Mar. 23, 2005	0
Shares issued on March 24, 2005 at $0.004 per share	1,250	48,750		50,000
Shares issued on March 24, 2005 at $0.004 per share (Shares)	12,500,000
Balance at Dec. 31, 2005	1,250	48,750	(97,637)	(47,637)
Balance (Shares) at Dec. 31, 2005	12,500,000
Shares issued on December 15, 2006 at $0.20 per share	500	999,500		1,000,000
Shares issued on December 15, 2006 at $0.20 per share (Shares)	5,000,000
Net loss for the year			(233,900)	(233,900)
Balance at Dec. 31, 2006	1,750	1,048,250	(331,537)	718,463
Balance (Shares) at Dec. 31, 2006	17,500,000
Shares issued on July 23, 2007 at $0.20 per share	50	99,950		100,000
Shares issued on July 23, 2007 at $0.20 per share (Shares)	500,000
Shares issued on July 31, 2007 at $0.20 per share	100	199,900		200,000
Shares issued on July 31, 2007 at $0.20 per share (Shares)	1,000,000
Shares issued on November 20, 2007 at $0.25 per share	100	249,900		250,000
Shares issued on November 20, 2007 at $0.25 per share (Shares)	1,000,000
Shares issued on December 17, 2007 at $1.00 per share	250	2,374,750		2,375,000
Shares issued on December 17, 2007 at $1.00 per share (Shares)	2,500,000
Net loss for the year			(1,881,910)	(1,881,910)
Balance at Dec. 31, 2007	2,250	3,972,750	(2,213,447)	1,761,553
Balance (Shares) at Dec. 31, 2007	22,500,000
Net loss for the year			(3,189,473)	(3,189,473)
Balance at Dec. 31, 2008	2,250	3,972,750	(5,402,920)	(1,427,920)
Balance (Shares) at Dec. 31, 2008	22,500,000
Net loss for the year			(564,947)	(564,947)
Balance at Dec. 31, 2009	2,250	3,972,750	(5,967,867)	(1,992,867)
Balance (Shares) at Dec. 31, 2009	22,500,000
Shares issued on March 8, 2010 at $1.02 per share	1,306	13,322,954		13,324,260
Shares issued on March 8, 2010 at $1.02 per share (Shares)	13,063,000
Shares issued at $1.80 per share on April 28, 2010	260	4,679,740		4,680,000
Shares issued at $1.80 per share on April 28, 2010 (Shares)	2,600,000
Shares issued at $0.50 per share on April 29, 2010	400	1,164,512		1,164,912
Shares issued at $0.50 per share on April 29, 2010 (Shares)	4,000,000
Warrants issued on April 29, 2010		730,568		730,568
Shares issued at $0.75 per share on October 28, 2010	400	2,260,794		2,261,194
Shares issued at $0.75 per share on October 28, 2010 (Shares)	4,000,000
Warrants issued on October 28, 2010		738,806		738,806
Shares issued at $0.75 per share on October 29, 2010	33	183,844		183,877
Shares issued at $0.75 per share on October 29, 2010 (Shares)	333,334
Warrants issued on October 29, 2010		60,049		60,049
Shares issued at $0.75 per share on November 2, 2010	267	1,507,196		1,507,463
Shares issued at $0.75 per share on November 2, 2010 (Shares)	2,666,667
Warrants issued on November 2, 2010		492,537		492,537
Shares issued at $0.75 per share on November 18, 2010	3	14,695		14,698
Shares issued at $0.75 per share on November 18, 2010 (Shares)	26,000
Warrants issued on November 18, 2010		4,802		4,802
Shares issued at $0.75 per share on December 22, 2010	366	2,032,186		2,032,552
Shares issued at $0.75 per share on December 22, 2010 (Shares)	3,662,671
Warrants issued on December 22, 2010		663,851		663,851
Issuance of stock options on August 30, 2010		238,334		238,334
Net loss for the year			(3,610,465)	(3,610,465)
Balance at Dec. 31, 2010	5,285	32,067,618	(9,578,332)	22,494,571
Balance (Shares) at Dec. 31, 2010	52,851,672
Shares issued at $0.75 per share on January 18, 2011	20	112,762		112,782
Shares issued at $0.75 per share on January 18, 2011 (Shares)	200,000
Warrants issued on January 18, 2011		37,218		37,218
Shares issued at $0.75 per share on January 24, 2011	25	140,952		140,977
Shares issued at $0.75 per share on January 24, 2011 (Shares)	250,000
Warrants issued on January 24, 2011		46,523		46,523
Shares issued at $0.75 per share on January 26, 2011	533	3,006,987		3,007,520
Shares issued at $0.75 per share on January 26, 2011 (Shares)	5,333,334
Warrants issued on January 26, 2011		992,481		992,481
Shares issued at $0.75 per share on January 27, 2011	20	112,762		112,782
Shares issued at $0.75 per share on January 27, 2011 (Shares)	200,000
Warrants issued on January 27, 2011		37,218		37,218
Shares issued at $0.75 per share on February 24, 2011	22	125,166		125,188
Shares issued at $0.75 per share on February 24, 2011 (Shares)	222,000
Warrants issued on February 24, 2011		41,312		41,312
Shares issued at $0.75 per share on March 4, 2011	3	18,795		18,798
Shares issued at $0.75 per share on March 4, 2011 (Shares)	33,334
Warrants issued on March 4, 2011		6,203		6,203
Shares issued at $0.75 per share on March 7, 2011	11	63,711		63,722
Shares issued at $0.75 per share on March 7, 2011 (Shares)	113,000
Warrants issued on March 7, 2011		21,028		21,028
Shares issued at $0.75 per share on March 15, 2011	17	93,028		93,045
Shares issued at $0.75 per share on March 15, 2011 (Shares)	165,000
Warrants issued on March 15, 2011		30,705		30,705
Shares issued at Cdn $1.00 per share on August 09, 2011	3	31,763		31,766
Shares issued at Cdn $1.00 per share on August 09, 2011 (Shares)	35,000
Shares issued at Cdn $1.00 per share on August 17, 2011	1	4,577		4,578
Shares issued at Cdn $1.00 per share on August 17, 2011 (Shares)	5,000
Shares issued at Cdn $1.00 per share on September 1, 2011	3	22,919		22,922
Shares issued at Cdn $1.00 per share on September 1, 2011 (Shares)	25,000
Shares issued at Cdn $1.00 per share on September 12, 2011	25	224,968		224,993
Shares issued at Cdn $1.00 per share on September 12, 2011 (Shares)	255,000
Shares issued at Cdn $1.00 per share on September 16, 2011	75	661,428		661,503
Shares issued at Cdn $1.00 per share on September 16, 2011 (Shares)	750,000
Shares issued at Cdn $1.00 per share on September 19, 2011	4	36,162		36,166
Shares issued at Cdn $1.00 per share on September 19, 2011 (Shares)	41,500
Shares issued at Cdn $1.00 per share on September 20, 2011	1	4,335		4,336
Shares issued at Cdn $1.00 per share on September 20, 2011 (Shares)	5,000
Shares issued at Cdn $1.00 per share on September 26, 2011		837		837
Shares issued at Cdn $1.00 per share on September 26, 2011 (Shares)	1,000
Shares issued at Cdn $1.00 per share on September 27, 2011	1	4,339		4,340
Shares issued at Cdn $1.00 per share on September 27, 2011 (Shares)	5,000
Shares issued at Cdn $1.00 per share on October 12, 2011	10	88,785		88,795
Shares issued at Cdn $1.00 per share on October 12, 2011 (Shares)	100,000
Shares issued at Cdn $1.00 per share on November 2, 2011	216	1,943,297		1,943,513
Shares issued at Cdn $1.00 per share on November 2, 2011 (Shares)	2,163,000
Financing costs		(856,078)		(856,078)
Warrant modification		1,057,787	(1,057,787)
Stock based compensation expense		582,081		582,081
Net loss for the year			(5,603,314)	(5,603,314)
Balance at Dec. 31, 2011	6,275	40,761,669	(16,239,433)	24,528,511
Balance (Shares) at Dec. 31, 2011	62,753,840
Stock based compensation expense		581,295		581,295
Net loss for the year			(5,270,719)	(5,270,719)
Balance at Dec. 31, 2012	6,275	41,342,964	(21,510,152)	19,839,087
Balance (Shares) at Dec. 31, 2012	62,753,840
Stock based compensation expense		150,705		150,705
Stock based compensation_2		39,587		39,587
Net loss for the year			(20,106,911)	(20,106,911)
Balance at Dec. 31, 2013	6,275	41,533,256	(41,617,063)	(77,532)
Balance (Shares) at Dec. 31, 2013	62,753,840
Shares issued at Cdn $0.0525 per share on January 29, 2014	750			750
Shares issued at Cdn $0.0525 per share on January 29, 2014 (Shares)	7,500,000
Shares issued at Cdn $0.075 per share on February 20, 2014	200	81,160		81,360
Shares issued at Cdn $0.075 per share on February 20, 2014 (Shares)	2,000,000
Shares issued at Cdn $0.06 per share on August 27, 2014	300	89,313		89,613
Shares issued at Cdn $0.06 per share on August 27, 2014 (Shares)	3,000,000
Shares issued at Cdn $0.10 per share on October 3, 2014	500	313,920		314,420
Shares issued at Cdn $0.10 per share on October 3, 2014 (Shares)	5,000,000
Stock based compensation expense		64,171		64,171
Net loss for the year			(1,162,625)	(1,162,625)
Balance at Dec. 31, 2014	$ 8,025	$ 42,081,820	$ (42,779,688)	$ (689,843)
Balance (Shares) at Dec. 31, 2014	80,253,840